Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Current Assets [Abstract]
Governmental institutions	$ 136,971	$ 33,972
Prepaid expenses	337,594	322,198
Deferred contract costs		57,392	[1]
Other current assets	75,479	8,357
Total	$ 550,044	$ 421,919

[1]	The following table shows the change in deferred contract costs for the respective periods: